LOSS CONTINGENCIES IMPAIRMENTS SETTLEMENTS AND OTHER (Tables)	9 Months Ended
Sep. 30, 2013
Legal Settlements Acquisition And Restructuring Expenses And Impairment Tables [Abstract]
Legal settlements, impairment and restructuring charges
NOTE 11 – Legal settlements, impairments, restructuring and others:

Legal settlements, impairments, restructuring and others consisted of the following:

	Three months ended		Nine months ended
	September 30,		September 30,
	2013	2012	2013	2012
	U.S. $ in millions
Legal settlements and reserves	$47	$689	$1,509	$707
Impairments of long-lived assets	131	481	195	576
Restructuring	33	20	97	81
Other expenses	2	(59)	36	(29)

Total	$213	$1,131	$1,837	$1,335